Interim Consolidated Statement of Changes in Shareholders’ Equity - EUR (€)	Total		Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)	Ordinary Shares Share capital	Preferred Shares Share capital
Balance at beginning of period (in shares) at Dec. 31, 2020								78,986,490	14,462
Balance at beginning of period at Dec. 31, 2020	€ 155,976,000		€ 3,950,000	€ 372,131,000	€ (156,476,000)	€ 355,000	€ (63,984,000)
Net income (loss)	(23,719,000)	[1]					(23,719,000)
Actuarial gains on defined benefit obligations	566,000					566,000
Foreign currency translation loss	(178,000)				28,000	(206,000)
Total comprehensive (loss)	(23,331,000)				28,000	360,000	(23,719,000)
Allocation of prior period income (loss)	0				(63,984,000)		63,984,000
Exercise and subscription of equity instruments (in shares)								41,050	(85)
Exercise and subscription of equity instruments	61,000		2,000	59,000
Shared-based payment	853,000			853,000
Balance at end of period (in shares) at Jun. 30, 2021								79,027,540	14,377
Balance at end of period at Jun. 30, 2021	133,561,000		3,952,000	373,043,000	(220,431,000)	715,000	(23,719,000)
Balance at beginning of period (in shares) at Dec. 31, 2021								79,542,627	14,095
Balance at beginning of period at Dec. 31, 2021	107,440,000		3,978,000	375,220,000	(219,404,000)	456,000	(52,809,000)
Net income (loss)	6,303,000						6,303,000
Actuarial gains on defined benefit obligations	471,000					471,000
Foreign currency translation loss	(670,000)				(28,000)	(642,000)
Total comprehensive (loss)	6,104,000				(28,000)	(171,000)	6,303,000
Allocation of prior period income (loss)	0				(52,809,000)		52,809,000
Exercise and subscription of equity instruments (in shares)								211,030
Exercise and subscription of equity instruments	191,000		10,552	180,891
Shared-based payment	2,596,000			2,596,000
Balance at end of period (in shares) at Jun. 30, 2022								79,753,657	14,095
Balance at end of period at Jun. 30, 2022	€ 116,333,000		€ 3,988,388	€ 377,998,000	€ (272,241,000)	€ 284,000	€ 6,303,000

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.